Equity (Details)		3 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital		$ 11,615,327		$ 11,605,513
Ordinary shares subscribed and disbursed (in shares) | shares		116,153,273		116,055,126
Nominal value per share (in dollars per share) | $ / shares		$ 0.1
Voting right per share | Vote		1
Treasury shares held (in shares) | shares		0		0
Number of treasury share transactions in the period (in shares) | shares		0		0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date	Feb. 28, 2023
Dividend paid date	Mar. 25, 2023
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividends paid	$ 51,700,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares		98,147	136,114
Algonquin [Member]
Equity [Abstract]
Ownership interest		42.20%
Proportion of voting rights held by non-controlling interests		41.50%
IDC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests		$ 5,900,000	$ 7,300,000
Kaxu Community Trust [Member]
Equity [Abstract]
Dividends paid to non-controlling interests		$ 1,200,000	$ 0
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares			$ 33.65
Shares issued (in shares) | shares		0	1,556,758
Net proceeds			$ 51,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering		$ 150,000,000			$ 150,000,000